Risks Arising from Financial Instruments - Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Less than 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 11,445	$ 12,599
Less than 1 year [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	503	1,617
Less than 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,000	1,500
Less than 1 year [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	900	4,614
Less than 1 year [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,161	1,241
Less than 1 year [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,160	1,034
Less than 1 year [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,800	11,469
1-2 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	479	29
1-2 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
1-2 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	1,000
1-2 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,923	1,400
1-2 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4	0
1-2 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	22	0
1-2 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,834	1,173
2-3 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,608	1,573
3-5 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	560	1,453
Greater than 5 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0